PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost		$ 31,945	$ 22,382
Total accumulated depriciation		12,057	8,414
Depreciated cost		19,888	13,968
Factory Building [Member]
Property, Plant and Equipment [Line Items]
Total cost		3,797	1,722
Total accumulated depriciation		2,004	1,722
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	[1],[2]	23,557	16,603
Total accumulated depriciation	[2]	9,329	6,170
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost		1,677	1,098
Total accumulated depriciation		350	236
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost		2,914	2,959
Total accumulated depriciation		$ 374	$ 286

[1]	As of December 31, 2020 and 2019, $94 and $459, respectively, relates to construction-in-process of production infrastructure.
[2]	Capital loss from sale of fixed asset amounted to $27, is due to machinery and equipment sales during 2020.